The Saratoga Advantage Trust

Class A, C and I Shares

Supplement dated June 7, 2018

To the Statement of Additional Information Dated December 29, 2017 as Amended March 7, 2018

(the “SAI”)

This Supplement updates and supersedes any contrary information contained in the Prospectus, the SAI or any supplements thereto with respect to the James Alpha Multi Strategy Alternative Income Portfolio (the “Portfolio”).

Effective June 7, 2018, Yorkville Capital Management LLC (“Yorkville”) no longer serves as a sub-adviser to the Portfolio. Therefore, all references to Yorkville and to Darren R. Schuringa, James A. Hug, Leonard Edelstein and William N. Hershey as portfolio managers of the Portfolio are hereby deleted. Kevin R. Greene, James S. Vitalie, Michael J. Montague, and Akos Beleznay, PhD of James Alpha Advisors, LLC, the Portfolio’s manager, are directly managing the Portfolio’s master limited partnership strategies.

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 64 of the SAI. The information in the table pertaining to Dr. Beleznay, is deleted in its entirety and replaced with the following, which is provided as of March 31, 2018:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Akos Beleznay, PhD James Alpha Advisors, LLC	James Alpha Macro Portfolio James Alpha Hedged High Income Portfolio James Alpha Multi Strategy Alternative Income Portfolio	5	$40.9	0	$0	1	$4.1	$45.0

Reference is made to the section entitled “Ownership of Securities” beginning on page 76 of the SAI. The information with respect to Dr. Beleznay is deleted in its entirety and replaced with the following information, which is provided as of March 31, 2018:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Akos Beleznay, PhD	James Alpha Macro Portfolio	None
	James Alpha Hedged High Income Portfolio	None
	James Alpha Multi Strategy Alternative Income Portfolio	None

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Class S Shares

Supplement dated June 7, 2018

To the Statement of Additional Information Dated December 29, 2017 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the Prospectus, the SAI or any supplements thereto with respect to the James Alpha Multi Strategy Alternative Income Portfolio (the “Portfolio”).

Effective June 7, 2018, Yorkville Capital Management LLC (“Yorkville”) no longer serves as a sub-adviser to the Portfolio. Therefore, all references to Yorkville and to Darren R. Schuringa, James A. Hug, Leonard Edelstein and William N. Hershey as portfolio managers of the Portfolio are hereby deleted. Kevin R. Greene, James S. Vitalie, Michael J. Montague, and Akos Beleznay, PhD of James Alpha Advisors, LLC, the Portfolio’s manager, are directly managing the Portfolio’s master limited partnership strategies.

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 57 of the SAI. The information in the table pertaining to Dr. Beleznay, is deleted in its entirety and replaced with the following, which is provided as of March 31, 2018:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Akos Beleznay, PhD James Alpha Advisors, LLC	James Alpha Macro Portfolio James Alpha Hedged High Income Portfolio James Alpha Multi Strategy Alternative Income Portfolio	5	$40.9	0	$0	1	$4.1	$45.0

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Akos Beleznay, PhD	James Alpha Macro Portfolio	None
	James Alpha Hedged High Income Portfolio	None
	James Alpha Multi Strategy Alternative Income Portfolio	None

Reference is made to the section entitled “Ownership of Securities” beginning on page 66 of the SAI. The information with respect to Dr. Beleznay is deleted in its entirety and replaced with the following information, which is provided as of March 31, 2018:

Please retain this supplement for future reference.